Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,771
Production and other machineries	47,845	47,846
Total	79,608	79,612
Less: accumulated depreciation	(25,420)	(28,616)
Property and equipment, net	54,188	50,996